Gross Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Gross Revenue
25.	Gross revenue

Cannabis revenue is derived from contracts with customers and is comprised of sales to Provincial boards that sell cannabis through their respective distribution models, sales to licensed producers for further processing, and sales to medical customers. Retail revenue is derived from retail cannabis sales to customers, franchise revenue consisting of royalty, advertising and franchise fee revenue, and other revenue consisting of millwork, supply and accessories revenue.

	Year ended December 31
	2021	2020	2019
Cannabis revenue
Provincial boards	41,338	55,315	13,386
Medical	8	32	24
Licensed producers	9,842	17,974	53,517
Cannabis revenue (1)	51,188	73,321	66,927
Retail revenue (2)
Retail	10,207	—	—
Franchise	4,251	—	—
Other (millwork, supply, accessories)	1,633	—	—
Retail revenue	16,091	—	—
Gross revenue	67,279	73,321	66,927
(1)

The Company had three major customers (which are provincial boards) each with revenue in excess of 10% of total cannabis revenue. Sales to these major customers totaled $28.2 million for the year ended December 31, 2021 (year ended December 31, 2020 – four major customers with total sales of $43.9 million, year ended December 31, 2019 – four major customers with total sales of $40.7 million).

(2)	For the period July 20, 2021 to December 31, 2021.

The following table disaggregates cannabis revenue by form for the periods noted:

	Year ended December 31
	2021	2020	2019
Revenue from dried flower	39,572	51,424	58,246
Revenue from vapes	4,743	18,447	504
Revenue from oil	1,665	3,145	8,177
Revenue from edibles and concentrates	2,555	305	—
Revenue from services	2,653	—	—
Gross revenue	51,188	73,321	66,927

The Company has recognized the following receivables from contracts with customers:

	December 31, 2021	December 31, 2020	December 31, 2019
Receivables, included in 'trade receivables' (note 10)	10,865	15,786	20,281

Receivables from contracts with customers are typically settled within 30 days. As at December 31, 2021, an impairment of $0.2 million (December 31, 2020 - $0.5 million reversal) has been recognized on receivables from contracts with customers (note 32).